Stock Options (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
Stock options issued to purchase common shares	9,044,740
Stock-based compensation expense	$ 0	$ 0	$ 0	$ 11,948
2006 Employee Stock and Option Plan [Member]
Reserved shares			5,000,000
2006 Employee Stock and Option Plan [Member] | Minimum [Member]
Exercise period range			5 years
2006 Employee Stock and Option Plan [Member] | Maximum [Member]
Exercise period range			10 years
1 officer, 6 employees and 2 contractors [Member]
Stock options issued to purchase common shares			1,035,159
Common stock price per share			$ 0.10
Exercisable period			1 year
Fair value of stock option			$ 151,627
1 Officer expired [Member]
Stock options issued to purchase common shares			200,000
Stock options exercised			$ 20,000
Stock Option [Member]
Stock options issued to purchase common shares	6,235,159
Stock-based compensation expense	$ 0	$ 164,742	$ 164,742	$ 0
Stock Option [Member] | Minimum [Member]
Common stock price per share	$ 0.10		$ 0.10
Stock Option [Member] | Maximum [Member]
Common stock price per share	$ 1.00		$ 1.00